Leases Obligations relating to Operating leases (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) vessel lease	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities	$ (16,735)		$ (25,108)
Operating lease right-of-use assets (note 5)	20,672		52,961
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	11,200
Lessee, Operating Lease, Liability, Payments, Due Year Two	18,200
Lessee, Operating Lease, Liability, Payments, Due Year Three	6,800
Lessee, Operating Lease, Liability, Payments, Due Year Four	6,800
Long-term operating lease liabilities (note 5)	3,937		$ 29,182
Lessee, Operating Lease, Liability, to be Paid, Year One	35,900
Lessee, Operating Lease, Liability, to be Paid, after Year Four	$ 24,500
Fso
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (note 5)		$ 29,700
Operating Lease, Liability		$ 29,500
Aframax Tanker [Member] | Teekay Tankers
Operating Leased Assets [Line Items]
Lessee, Future Operating Lease, Term of Contract | vessel	7
Number Of Vessels to be Chartered In | vessel	1
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Operating Leased Assets [Line Items]
Number Of Vessels | lease	9